Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Intangible assets

Note 7 – Intangible assets

Intangible assets include development costs that were capitalized. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. See also note 2.M.

	December 31,
	2017	2018
	Thousand USD	Thousand USD

Balance as of January 1	7,498	6,755
Amortization	(743)	(772)
Balance as of December 31	6,755	5,983